Annual Total Returns[BarChart] - Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Initial	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.18%	16.96%	3.42%	(6.38%)	2.32%	20.55%	(5.67%)	11.59%	(1.85%)